Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Lease Prepayments
Schedule of Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Non-current portion	14,685	2,304	15,219
Current portion - amount charged to expense within a year	534	84	534
	15,219	2,388	15,753